Note 7 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	September 30,	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carry forwards	(940)	(940)

Net deferred tax assets before valuation allowance	329	329
Less: Valuation allowance	(329)	(329)
Net deferred tax assets	–	–

	December 31,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carry forwards	(940)	(499)

Net deferred tax assets before valuation allowance	329	175
Less: Valuation allowance	(329)	(175)
Net deferred tax assets	0	0